Financial Instruments (Schedule of Carrying Amount and Fair Value of Financial Instrument Groups) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Non-convertible debentures	$ 296,146	$ 73,006
Long-term loans from banks and others (excluding interest)	871,834	576,653
Carrying Value [Member]
Liabilities
Non-convertible debentures	304,701	81,847
Long-term loans from banks and others (excluding interest)	615,403	540,350
At fair value [member]
Liabilities
Non-convertible debentures	328,426	93,930
Long-term loans from banks and others (excluding interest)	$ 733,961	$ 649,100